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                    Seward & Kissel LLP
                     1200 G Street, NW
                   Washington, DC 20005


                                February 5, 2002



Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington, D.C.  20549


         Re:  Alliance Municpal Income Fund, Inc.
              (File Nos. 33-7812 and 811-0479)

              Alliance Municipal Income Fund II
              (File Nos. 33-60560 and 811-07618)

Dear Sir or Madam:

         On behalf of the above-referenced Funds (the
"Funds"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the joint prospectus of the Funds that would have been filed under Rule 497(c) does not differ from that included in the most recent post-effective amendment to each Fund's registration statement. The post-effective amendments were filed electronically with the Securities and Exchange Commission on January 30, 2002.

                                Very truly yours,


                                /s/ Paul M. Miller
















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